UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments:

Putnam International Growth Fund

The fund's portfolio
12/31/11 (Unaudited)

COMMON STOCKS (96.6%)(a)
		Shares	Value

Aerospace and defense (1.7%)

Embraer SA ADR (Brazil)		57,100	$1,440,062

European Aeronautic Defense and Space Co. NV (France)		80,060	2,490,764

MTU Aero Engines Holding AG (Germany)		28,130	1,799,889

			5,730,715
Airlines (1.0%)

AirAsia Bhd (Malaysia)		2,677,700	3,177,730

			3,177,730
Auto components (0.6%)

Apollo Tyres, Ltd. (India)		1,788,987	1,990,636

			1,990,636
Automobiles (2.7%)

Dongfeng Motor Group Co., Ltd. (China)		460,000	783,921

Fiat SpA (Italy)(S)		533,142	2,438,072

Nissan Motor Co., Ltd. (Japan)		367,400	3,297,619

Porsche Automobil Holding SE (Preference) (Germany)		40,713	2,178,765

			8,698,377
Beverages (2.7%)

Anheuser-Busch InBev NV (Belgium)		142,312	8,691,358

			8,691,358
Biotechnology (1.7%)

Biotest AG (Preference) (Germany)		30,756	1,582,568

Grifols SA ADR (Spain)(NON)		720,171	3,982,546

			5,565,114
Building products (0.3%)

Compagnie de Saint-Gobain (France)		29,326	1,123,886

			1,123,886
Chemicals (3.0%)

BASF SE (Germany)		47,772	3,331,678

Lanxess AG (Germany)		33,691	1,743,101

Syngenta AG (Switzerland)(NON)		11,954	3,518,273

Uralkali (Russia)		167,904	1,220,459

			9,813,511
Commercial banks (6.5%)

Australia & New Zealand Banking Group, Ltd. (Australia)		86,125	1,804,838

Banco Bradesco SA ADR (Brazil)		37,349	622,981

Barclays PLC (United Kingdom)		635,331	1,721,093

BNP Paribas SA (France)		42,528	1,664,890

China Construction Bank Corp. (China)		6,281,000	4,391,227

Itau Unibanco Holding SA ADR (Preference) (Brazil)		100,700	1,868,992

Mitsubishi UFJ Financial Group, Inc. (Japan)		219,800	932,442

Sberbank of Russia ADR (Russia)(NON)		276,068	2,716,080

Standard Chartered PLC (United Kingdom)		250,690	5,458,151

			21,180,694
Communications equipment (1.3%)

Nokia OYJ (Finland)		89,077	430,445

Qualcomm, Inc.		30,200	1,651,940

Telefonaktiebolaget LM Ericsson Class B (Sweden)		214,242	2,176,241

			4,258,626
Computers and peripherals (0.9%)

Lenovo Group, Ltd. (China)		3,076,000	2,044,150

SanDisk Corp.(NON)		20,200	994,042

			3,038,192
Construction and engineering (0.4%)

Carillion PLC (United Kingdom)		290,915	1,353,346

			1,353,346
Construction materials (0.7%)

BBMG Corp. (China)		3,369,000	2,237,399

			2,237,399
Diversified financial services (1.8%)

ING Groep NV GDR (Netherlands)(NON)		291,731	2,078,942

ORIX Corp. (Japan)		48,060	3,961,802

			6,040,744
Diversified telecommunication services (0.8%)

Telenet Group Holding NV (Belgium)(NON)		72,451	2,760,400

			2,760,400
Electrical equipment (2.3%)

Mitsubishi Electric Corp. (Japan)		478,000	4,570,299

Schneider Electric SA (France)		57,966	3,029,350

			7,599,649
Electronic equipment, instruments, and components (1.6%)

Hitachi, Ltd. (Japan)		198,000	1,037,830

Hollysys Automation Technologies, Ltd. (China)(NON)(S)		180,700	1,503,424

Hon Hai Precision Industry Co., Ltd. (Taiwan)		448,600	1,225,937

Unimicron Technology Corp. (Taiwan)		1,326,000	1,558,069

			5,325,260
Energy equipment and services (1.0%)

Technip SA (France)		34,693	3,242,511

			3,242,511
Food and staples retail (3.2%)

Lawson, Inc. (Japan)		49,500	3,089,048

Olam International, Ltd. (Singapore)		1,760,318	2,879,458

WM Morrison Supermarkets PLC (United Kingdom)		886,009	4,477,674

			10,446,180
Food products (3.9%)

Danone (France)		80,307	5,044,320

Kerry Group PLC Class A (Ireland)		134,927	4,938,763

Nestle SA (Switzerland)		29,886	1,715,839

Zhongpin, Inc. (China)(NON)		129,800	1,105,896

			12,804,818
Gas utilities (0.9%)

Tokyo Gas Co., Ltd. (Japan)		679,000	3,120,227

			3,120,227
Health-care equipment and supplies (1.1%)

Biosensors International Group, Ltd. (Singapore)(NON)		3,162,000	3,484,231

			3,484,231
Hotels, restaurants, and leisure (2.7%)

Arcos Dorados Holdings, Inc. Class A (Argentina)		61,116	1,254,711

Compass Group PLC (United Kingdom)		373,866	3,539,920

Ctrip.com International, Ltd. ADR (China)(NON)(S)		47,100	1,102,140

Galaxy Entertainment Group, Ltd. (Hong Kong)(NON)		826,000	1,500,056

Genting Bhd (Malaysia)		229,300	794,368

TUI Travel PLC (United Kingdom)		301,723	774,315

			8,965,510
Household durables (0.5%)

Pace PLC (United Kingdom)		727,999	810,580

Skyworth Digital Holdings, Ltd. (China)		2,700,000	940,717

			1,751,297
Household products (0.6%)

Reckitt Benckiser Group PLC (United Kingdom)		42,714	2,104,875

			2,104,875
Independent power producers and energy traders (0.2%)

China WindPower Group, Ltd. (China)(NON)		15,030,000	562,445

			562,445
Industrial conglomerates (2.4%)

Rheinmetall AG (Germany)		29,953	1,327,074

Siemens AG (Germany)		42,610	4,075,246

Tyco International, Ltd.		56,000	2,615,760

			8,018,080
Insurance (3.4%)

AIA Group, Ltd. (Hong Kong)		370,600	1,155,095

Ping An Insurance (Group) Co. of China, Ltd. (China)		415,500	2,747,819

Prudential PLC (United Kingdom)		445,165	4,386,430

Swiss Re AG (Switzerland)(NON)		55,842	2,843,956

			11,133,300
Internet and catalog retail (1.4%)

Rakuten, Inc. (Japan)		4,126	4,437,352

			4,437,352
Internet software and services (2.6%)

Baidu, Inc. ADR (China)(NON)		32,000	3,727,040

Telecity Group PLC (United Kingdom)(NON)		220,185	2,205,388

Tencent Holdings, Ltd. (China)		125,000	2,517,260

			8,449,688
Machinery (2.3%)

Asahi Diamond Industrial Co., Ltd. (Japan)		130,100	1,568,830

Fiat Industrial SpA (Italy)(NON)		433,099	3,690,005

Invensys PLC (United Kingdom)		230,047	750,106

Jain Irrigation Systems, Ltd. (India)		514,936	839,139

Metso Corp. OYJ (Finland)		21,541	793,795

			7,641,875
Media (4.1%)

British Sky Broadcasting Group PLC (United Kingdom)		285,186	3,240,671

Kabel Deutschland Holding AG (Germany)(NON)		36,020	1,822,794

Media Nusantara Citra Tbk PT (Indonesia)		26,422,000	3,816,518

Pearson PLC (United Kingdom)		87,075	1,630,704

WPP PLC (Ireland)		288,459	3,012,460

			13,523,147
Metals and mining (5.0%)

ArcelorMittal (France)		33,467	610,627

BHP Billiton, Ltd. (Australia)		18,159	640,987

First Quantum Minerals, Ltd. (Canada)		28,100	553,036

Fortescue Metals Group, Ltd. (Australia)		278,168	1,218,706

Rio Tinto, Ltd. (Australia)		148,890	9,215,386

Xstrata PLC (United Kingdom)		155,525	2,342,031

Zijin Mining Group Co., Ltd. (China)		5,252,000	1,981,168

			16,561,941
Multiline retail (0.6%)

PPR SA (France)		12,711	1,817,844

			1,817,844
Multi-utilities (0.7%)

Centrica PLC (United Kingdom)		500,805	2,247,664

			2,247,664
Oil, gas, and consumable fuels (7.9%)

BG Group PLC (United Kingdom)		325,087	6,933,235

Canadian Natural Resources, Ltd. (Canada)		113,900	4,265,310

Gazprom OAO ADR (Russia)		277,900	2,968,250

Inpex Corp. (Japan)		587	3,691,396

Origin Energy, Ltd. (Australia)		47,734	648,703

Royal Dutch Shell PLC Class A (United Kingdom)		88,723	3,261,692

Tullow Oil PLC (United Kingdom)		192,556	4,185,540

			25,954,126
Pharmaceuticals (6.3%)

Astellas Pharma, Inc. (Japan)		122,200	4,965,212

Bayer AG (Germany)		10,968	701,214

Mitsubishi Tanabe Pharma (Japan)		302,800	4,788,594

Roche Holding AG (Switzerland)		12,676	2,143,735

Sanofi (France)		48,689	3,562,623

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		113,300	4,572,788

			20,734,166
Real estate management and development (0.6%)

LSR Group OJSC GDR (Russia)		228,410	769,876

Mitsui Fudosan Co., Ltd. (Japan)		83,000	1,207,954

			1,977,830
Road and rail (0.7%)

Hitachi Transport System, Ltd. (Japan)		66,700	1,144,707

Localiza Rent a Car SA (Brazil)		76,900	1,055,430

			2,200,137
Semiconductors and semiconductor equipment (2.9%)

Advanced Micro Devices, Inc.(NON)		189,800	1,024,920

First Solar, Inc.(NON)(S)		38,002	1,282,948

Novellus Systems, Inc.(NON)		26,845	1,108,430

Samsung Electronics Co., Ltd. (South Korea)		3,611	3,316,797

Spreadtrum Communications, Inc. ADR (China)		34,300	716,184

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)		411,000	1,027,821

Ultratech, Inc.(NON)		41,900	1,029,483

			9,506,583
Software (1.8%)

Konami Corp. (Japan)		108,700	3,251,470

SAP AG (Germany)		48,447	2,561,553

			5,813,023
Specialty retail (1.6%)

Cia Hering (Brazil)		112,600	1,959,521

GOME Electrical Appliances Holdings, Ltd. (China)		3,568,000	829,441

Kingfisher PLC (United Kingdom)		664,104	2,581,864

			5,370,826
Textiles, apparel, and luxury goods (1.5%)

Christian Dior SA (France)		34,455	4,072,366

Stella International Holdings, Ltd. (Hong Kong)		430,500	935,264

			5,007,630
Thrifts and mortgage finance (0.3%)

LIC Housing Finance, Ltd. (India)		231,921	964,964

			964,964
Tobacco (3.7%)

British American Tobacco (BAT) PLC (United Kingdom)		151,272	7,172,647

Imperial Tobacco Group PLC (United Kingdom)		34,070	1,287,841

Japan Tobacco, Inc. (Japan)		796	3,741,469

			12,201,957
Trading companies and distributors (1.0%)

Mitsui & Co., Ltd. (Japan)		207,600	3,222,605

			3,222,605
Wireless telecommunication services (1.7%)

NTT DoCoMo, Inc. (Japan)		1,426	2,619,971

Vodafone Group PLC (United Kingdom)		1,034,196	2,871,300

			5,491,271

Total common stocks (cost $349,418,090)			$317,343,740

INVESTMENT COMPANIES (0.7%)(a)
		Shares	Value

Market Vectors Gold Miners ETF		42,920	$2,207,376

Total investment Companies (cost $2,641,675)			$2,207,376

CONVERTIBLE BONDS AND NOTES (0.5%)(a)
		Principal amount	Value

TUI Travel PLC cv. sr. unsec. unsub. bonds 6s, 2014 (United Kingdom)	GBP	1,200,000	$1,621,388

Total convertible bonds and notes (cost $1,605,183)			$1,621,388

U.S. TREASURY OBLIGATIONS (0.1%)(a)
		Principal amount	Value

U.S. Treasury Bonds 3.125% 11/15/41(i)		$418,000	$439,623

Total U.S. treasury Obligations (cost $439,623)			$439,623

SHORT-TERM INVESTMENTS (4.0%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.14%(d)		4,679,495	$4,679,495

Putnam Money Market Liquidity Fund 0.05%(e)		6,210,255	6,210,255

U.S. Treasury Bills with effective yields ranging from 0.090% to 0.093%, November 15, 2012(SEGSF)		$592,000	591,544

U.S. Treasury Bills with effective yields ranging from 0.084% to 0.104%, October 18, 2012(SEGSF)		638,000	637,565

U.S. Treasury Bills with an effective yield of 0.083%, August 23, 2012(SEGSF)		746,000	745,662

U.S. Treasury Bills with effective yields ranging from 0.055% to 0.068%, July 26, 2012(SEGSF)		435,000	434,864

Total short-term investments (cost $13,299,169)			$13,299,385

TOTAL INVESTMENTS

Total investments (cost $367,403,740)(b)			$334,911,512

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $295,435,331) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	1/18/12	$6,432,695	$6,417,916	$(14,779)
	British Pound	Buy	1/18/12	2,071,298	2,096,291	(24,993)
	Canadian Dollar	Sell	1/18/12	5,315,312	5,317,156	1,844
	Euro	Buy	1/18/12	8,533,332	8,897,178	(363,846)
	Norwegian Krone	Sell	1/18/12	786,078	809,940	23,862
	Swedish Krona	Sell	1/18/12	955,328	971,189	15,861
	Swiss Franc	Buy	1/18/12	1,094,583	1,123,222	(28,639)
Barclays Bank PLC
	Australian Dollar	Buy	1/18/12	343,013	342,144	869
	British Pound	Sell	1/18/12	9,150,729	9,262,441	111,712
	Canadian Dollar	Buy	1/18/12	3,642,158	3,643,673	(1,515)
	Euro	Sell	1/18/12	4,916,759	5,124,501	207,742
	Hong Kong Dollar	Sell	1/18/12	1,499,380	1,499,197	(183)
	Japanese Yen	Buy	1/18/12	4,867,995	4,826,442	41,553
	Norwegian Krone	Buy	1/18/12	32,640	33,625	(985)
	Swedish Krona	Buy	1/18/12	1,604,391	1,631,042	(26,651)
	Swiss Franc	Sell	1/18/12	3,094,307	3,216,401	122,094
Citibank, N.A.
	Australian Dollar	Buy	1/18/12	800,500	798,559	1,941
	British Pound	Buy	1/18/12	3,683,273	3,728,025	(44,752)
	Canadian Dollar	Sell	1/18/12	1,598,676	1,600,283	1,607
	Danish Krone	Buy	1/18/12	5,489,317	5,717,729	(228,412)
	Euro	Sell	1/18/12	6,780,250	7,042,933	262,683
	Hong Kong Dollar	Sell	1/18/12	2,828,692	2,828,308	(384)
	Norwegian Krone	Buy	1/18/12	306,142	315,428	(9,286)
	Singapore Dollar	Sell	1/18/12	268,058	240,866	(27,192)
	Swedish Krona	Buy	1/18/12	508,970	517,495	(8,525)
	Swiss Franc	Buy	1/18/12	2,136,667	2,193,376	(56,709)
Credit Suisse AG
	Australian Dollar	Sell	1/18/12	1,297,098	1,277,201	(19,897)
	British Pound	Buy	1/18/12	5,600,842	5,668,820	(67,978)
	Canadian Dollar	Buy	1/18/12	5,476,141	5,478,902	(2,761)
	Euro	Sell	1/18/12	5,909,404	6,159,544	250,140
	Japanese Yen	Buy	1/18/12	10,586,219	10,495,179	91,040
	Norwegian Krone	Buy	1/18/12	923,489	951,722	(28,233)
	Swedish Krona	Buy	1/18/12	2,011,893	2,045,207	(33,314)
	Swiss Franc	Buy	1/18/12	2,349,109	2,408,560	(59,451)
Deutsche Bank AG
	Australian Dollar	Buy	1/18/12	2,589,192	2,578,604	10,588
	British Pound	Sell	1/18/12	897,371	908,170	10,799
	Canadian Dollar	Buy	1/18/12	2,574,641	2,575,636	(995)
	Euro	Buy	1/18/12	2,626,128	2,736,580	(110,452)
	Swedish Krona	Buy	1/18/12	1,376,261	1,399,705	(23,444)
	Swiss Franc	Buy	1/18/12	1,962,986	2,014,513	(51,527)
Goldman Sachs International
	Australian Dollar	Buy	1/18/12	1,279,840	1,276,824	3,016
	British Pound	Buy	1/18/12	3,002,365	3,038,785	(36,420)
	Euro	Sell	1/18/12	4,690,245	4,997,408	307,163
	Japanese Yen	Sell	1/18/12	8,193,090	8,123,411	(69,679)
	Norwegian Krone	Buy	1/18/12	2,120,212	2,182,101	(61,889)
	Swedish Krona	Buy	1/18/12	826,154	840,159	(14,005)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/18/12	3,455,456	3,444,032	11,424
	British Pound	Sell	1/18/12	1,864,152	1,886,778	22,626
	Euro	Sell	1/18/12	121,540	126,626	5,086
	Hong Kong Dollar	Sell	1/18/12	3,136,327	3,136,111	(216)
	Norwegian Krone	Buy	1/18/12	1,713,126	1,765,745	(52,619)
	Swiss Franc	Buy	1/18/12	3,527,710	3,616,120	(88,410)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	1/18/12	2,069,005	2,064,312	4,693
	British Pound	Buy	1/18/12	8,668,580	8,796,041	(127,461)
	Canadian Dollar	Sell	1/18/12	8,183,155	8,193,313	10,158
	Euro	Buy	1/18/12	5,721,333	5,962,761	(241,428)
	Hong Kong Dollar	Sell	1/18/12	2,616,353	2,617,226	873
	Japanese Yen	Buy	1/18/12	9,037,292	8,959,342	77,950
	Norwegian Krone	Sell	1/18/12	1,610,828	1,659,704	48,876
	Singapore Dollar	Sell	1/18/12	683,599	692,669	9,070
	Swedish Krona	Buy	1/18/12	1,169,446	1,210,951	(41,505)
	Swiss Franc	Buy	1/18/12	2,923,182	3,000,503	(77,321)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	1/18/12	4,317,329	4,314,724	(2,605)
	British Pound	Sell	1/18/12	4,212,161	4,250,222	38,061
	Canadian Dollar	Buy	1/18/12	828,972	829,247	(275)
	Euro	Sell	1/18/12	4,645,331	4,841,426	196,095
	Japanese Yen	Sell	1/18/12	5,353,203	5,306,197	(47,006)
	Swedish Krona	Sell	1/18/12	269,775	274,519	4,744
	Swiss Franc	Buy	1/18/12	3,125,295	3,209,189	(83,894)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/18/12	3,411,239	3,396,353	14,886
	Canadian Dollar	Buy	1/18/12	8,223,386	8,223,254	132
	Euro	Sell	1/18/12	4,747,197	4,946,492	199,295
	Norwegian Krone	Sell	1/18/12	1,369,197	1,410,523	41,326
	Swedish Krona	Buy	1/18/12	1,927,486	1,957,763	(30,277)
UBS AG
	Australian Dollar	Sell	1/18/12	672,138	666,244	(5,894)
	British Pound	Sell	1/18/12	10,562,236	10,690,703	128,467
	Canadian Dollar	Sell	1/18/12	7,568,000	7,574,121	6,121
	Euro	Buy	1/18/12	11,257,702	11,731,884	(474,182)
	Israeli Shekel	Sell	1/18/12	1,763,967	1,798,764	34,797
	Norwegian Krone	Buy	1/18/12	938,731	966,781	(28,050)
	Swedish Krona	Buy	1/18/12	1,228,530	1,249,142	(20,612)
	Swiss Franc	Buy	1/18/12	1,571,433	1,611,677	(40,244)
Westpac Banking Corp.
	Australian Dollar	Buy	1/18/12	245,389	244,327	1,062
	British Pound	Sell	1/18/12	604,510	611,801	7,291
	Canadian Dollar	Sell	1/18/12	1,559,916	1,562,297	2,381
	Euro	Buy	1/18/12	1,200,131	1,250,598	(50,467)
	Japanese Yen	Sell	1/18/12	8,099,369	8,032,458	(66,909)

Total						$(566,343)

Key to holding's currency abbreviations
GBP	British Pound
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through December 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $328,583,773.
(b)	The aggregate identified cost on a tax basis is $368,620,080, resulting in gross unrealized appreciation and depreciation of $13,105,841 and $46,814,409, respectively, or net unrealized depreciation of $33,708,568.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $4,482,334.
	The fund received cash collateral of $4,679,495, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $843 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $35,277,105 and $31,393,173, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,450,917 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	20.3%
	Japan	16.6%
	China	8.2%
	France	8.1%
	Germany	6.4%
	United States	6.2%
	Australia	4.1%
	Belgium	3.5%
	Switzerland	3.1%
	Ireland	2.4%
	Russia	2.3%
	Brazil	2.1%
	Singapore	1.9%
	Italy	1.9%
	Canada	1.5%
	Israel	1.4%
	Spain	1.2%
	Malaysia	1.2%
	Indonesia	1.2%
	Taiwan	1.2%
	India	1.2%
	Hong Kong	1.1%
	South Korea	1.0%
	Sweden	0.7%
	Netherlands	0.6%
	Other	0.6%

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $240,350 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,609,193 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $1,305,199.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$4,316,372	$47,246,247	$—
Consumer staples	1,105,896	45,143,292	—
Energy	7,233,560	21,963,077	—
Financials	2,491,973	38,805,559	—
Health care	8,555,334	21,228,177	—
Industrials	5,111,252	34,956,771	—
Information technology	13,038,411	23,352,961	—
Materials	1,773,495	26,839,356	—
Telecommunication services	—	8,251,671	—
Utilities	—	5,930,336	—
Total common stocks	43,626,293	273,717,447	—
Convertible bonds and notes	-	1,621,388	-
Investment Companies	2,207,376	—	—
U.S. Treasury Obligations	—	439,623	—
Short-term investments	6,210,255	7,089,130	—

Totals by level	$52,043,924	$282,867,588	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(566,343)	$—

Totals by level	$—	$(566,343)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$2,329,928	$2,896,271

Total	$2,329,928	$2,896,271

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2012